Shareholders' Equity (Details) - Schedule of preferred shares and ordinary shares - Preferred Stock [Member]	12 Months Ended
	Dec. 31, 2021 USD ($) shares
Preferred Units [Line Items]
Beginning balance, Number of shares | shares
Beginning balance, Value | $
Issuance of preferred shares | shares	4,000,000	[1]
Issuance of preferred shares | $	$ 4,000	[1]
Conversion from preferred shares to ordinary shares | shares	(3,409,078)
Conversion from preferred shares to ordinary shares | $	$ (3,409)
Redemption of Preferred Shares | shares	(590,922)	[2]
Redemption of Preferred Shares | $	$ (591)	[2]
Ending balance, Number of shares | shares
Ending balance, Value | $

[1]	On January 8, 2021, the Company issued 4,000,000 of its Series A Convertible Preferred Shares, par value $0.001 per share (“Series A Preferred Shares”), at a purchase price of $1.00 per share and a stated value of $1.10 per share, in a registered direct offering.
[2]	On May 27, 2021, the Company redeemed 590,922 Series A Preferred Shares and repurchased 793,192 ordinary shares that were converted following the failure to file the 10-K from the purchaser for aggregate consideration of $1,450,000.